Fulfillment And Delivery Expenses - Summary of Fulfillment and Delivery Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Fulfillment And Delivery Expense [Abstract]
Employee-related cost	₽ 8,417	₽ 6,029	₽ 3,632
Outsourcing services	5,103	1,889	535
Delivery fees	3,909	1,783	844
Depreciation and amortization	3,690	1,643	337
Transportation services and vehicle maintenance	3,367	2,097	897
Fees for cash collection	2,795	1,447	789
Premises maintenance and packaging costs	1,589	1,032	530
Share-based compensation expense (reversal)	53	19	(18)
Premises rental	0	0	416
Other fulfillment and delivery expenses	1,753	869	270
Fulfillment and delivery expense	₽ 30,676	₽ 16,808	₽ 8,232